OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES [Text Block]
NOTE 13 -	OTHER CURRENT LIABILITIES

	December 31,
	2025	2024

Accrued expenses (*)	$2,621	$2,632
Employees and payroll accruals	423	493
Government authorities	2,588	1,237
Advances from customers	209	492
Liability for restructuring	117	117
Other payables (**)	115	30

	$6,073	$5,001

(*)
Including outstanding amount related to management fee to be paid to entity controlled by main shareholders of the Company in total amount of $698 and $427 as of December 31, 2025 and 2024, respectively. See also Note 22A below. Considering the relatively limited scale of the outstanding amounts, the total benefit the company received from the main shareholder is immaterial amount and therefore was not accounted for as transaction with main shareholders.

(**)	Including subleasing income received in advance from an entity controlled by main shareholders in total amount of $35 and $30 as of December 31, 2025 and 2024, respectively. See also Note 22A below.